Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Summary of property and equipment, net

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Motor vehicle	360,000	917,135	125,647
Office equipment	254,319	289,688	39,687
Subtotal	614,319	1,206,823	165,334
Less: accumulated depreciation	(454,016)	(625,973)	(85,758)
Property and equipment, net	160,303	580,850	79,576